Financial Liabilities (Non-Current and Current) (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Telecom Italia S.p.A. 750 million euros 3.6250% maturing 01/19/2024 [Member]
Disclosure of detailed information about borrowings [line items]
Currency	Euro
Amount	€ 1,000
Issue date	Jan. 19, 2017
Telecom Italia S.p.A. 1,000 million euros 3.6250% maturing 05/25/2026 [Member]
Disclosure of detailed information about borrowings [line items]
Currency	Euro
Amount	€ 1,250
Issue date	Oct. 12, 2017
Telecom italia s.P.a. 5.125% 663 MILLION EUROS [member]
Disclosure of detailed information about borrowings [line items]
Currency	Euro
Amount	€ 545
Repayment date	Jan. 20, 2017
Telecom Italia S.p.A. 8.250% 708 million euros [member]
Disclosure of detailed information about borrowings [line items]
Currency	Euro
Amount	€ 628
Repayment date	Sep. 20, 2017
Telecom italia s.p.a. Euribor 3m + 0.79% 400 million euros [member]
Disclosure of detailed information about borrowings [line items]
Currency	GBP
Amount	€ 750
Repayment date	Dec. 15, 2017